Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.09%
Auto Parts & Equipment–2.49%
Dana, Inc.	854,768	$16,548,308
Building Products–0.22%
Builders FirstSource, Inc.(b)	39,100	1,495,575
Communications Equipment–0.28%
Ciena Corp.(b)	34,500	1,841,955
Construction & Engineering–3.30%
AECOM(b)	437,273	21,907,377
Consumer Finance–0.08%
SLM Corp.	36,400	505,232
Distributors–2.28%
LKQ Corp.(b)	431,100	15,127,299
Diversified Banks–6.65%
Citigroup, Inc.	375,321	21,764,865
Wells Fargo & Co.	749,600	22,398,048
		44,162,913
Diversified Chemicals–2.77%
Huntsman Corp.	697,700	18,433,234
Electrical Components & Equipment–2.02%
nVent Electric PLC	599,400	13,414,572
Electronic Manufacturing Services–2.70%
Flex Ltd.(b)	186,180	3,284,215
Jabil, Inc.	354,378	14,660,618
		17,944,833
Food Distributors–2.84%
US Foods Holding Corp.(b)	609,000	18,872,910
Health Care Services–2.39%
Cigna Corp.	73,000	15,844,650
Hotels, Resorts & Cruise Lines–2.88%
Norwegian Cruise Line Holdings Ltd.(b)	44,300	1,003,395
Wyndham Destinations, Inc.	409,900	18,133,976
		19,137,371
Household Products–4.28%
Energizer Holdings, Inc.	120,454	5,280,703
Spectrum Brands Holdings, Inc.	306,471	23,160,014
		28,440,717
Human Resource & Employment Services–3.37%
ManpowerGroup, Inc.	253,400	22,410,696
Industrial Conglomerates–1.95%
Carlisle Cos., Inc.	89,200	12,927,756
Industrial Machinery–2.92%
Crane Co.	214,100	16,203,088
Timken Co. (The)	42,500	3,215,550
		19,418,638
Shares		Value
Interactive Media & Services–2.88%
Baidu, Inc., ADR (China)(b)	81,400	$19,130,628
Internet & Direct Marketing Retail–5.18%
Alibaba Group Holding Ltd., ADR (China)(b)	30,900	7,843,347
Booking Holdings, Inc.(b)	13,675	26,588,713
		34,432,060
Investment Banking & Brokerage–4.07%
Goldman Sachs Group, Inc. (The)	99,700	27,035,649
IT Consulting & Other Services–1.52%
KBR, Inc.	346,600	10,068,730
Life & Health Insurance–3.16%
Athene Holding Ltd., Class A(b)	503,400	20,584,026
MetLife, Inc.	7,900	380,385
		20,964,411
Managed Health Care–5.07%
Anthem, Inc.	66,300	19,689,774
Centene Corp.(b)	232,100	13,995,630
		33,685,404
Oil & Gas Exploration & Production–4.79%
Diamondback Energy, Inc.	338,500	19,189,565
Pioneer Natural Resources Co.	104,404	12,622,444
		31,812,009
Oil & Gas Refining & Marketing–3.78%
Marathon Petroleum Corp.	393,600	16,987,776
Phillips 66	120,000	8,136,000
		25,123,776
Other Diversified Financial Services–2.57%
Equitable Holdings, Inc.	689,400	17,083,332
Paper Packaging–1.99%
Sealed Air Corp.	312,600	13,213,602
Regional Banks–4.47%
TCF Financial Corp.	510,600	19,841,916
Western Alliance Bancorporation	144,700	9,865,646
		29,707,562
Research & Consulting Services–2.79%
Nielsen Holdings PLC	828,900	18,509,337
Specialty Chemicals–2.05%
Axalta Coating Systems Ltd.(b)	490,500	13,238,595
Element Solutions, Inc.	20,800	354,224
		13,592,819
Systems Software–3.34%
Oracle Corp.	366,900	22,171,767
Thrifts & Mortgage Finance–3.40%
MGIC Investment Corp.	1,267,558	14,855,780
Radian Group, Inc.	401,203	7,703,097
		22,558,877

See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Trading Companies & Distributors–3.61%
AerCap Holdings N.V. (Ireland)(b)	57,800	$2,210,272
Univar Solutions, Inc.(b)	1,082,000	20,114,380
WESCO International, Inc.(b)	21,600	1,643,976
		23,968,628
Total Common Stocks & Other Equity Interests (Cost $537,341,749)		651,492,627
Money Market Funds–1.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	4,467,838	4,467,838
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(c)(d)	3,550,135	$3,551,555
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	5,106,100	5,106,100
Total Money Market Funds (Cost $13,123,872)		13,125,493
TOTAL INVESTMENTS IN SECURITIES–100.07% (Cost $550,465,621)		664,618,120
OTHER ASSETS LESS LIABILITIES—(0.07)%		(465,874)
NET ASSETS–100.00%		$664,152,246
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,281,549	$28,997,560	$(31,811,271)	$-	$-	$4,467,838	$1,504
Invesco Liquid Assets Portfolio, Institutional Class	5,561,439	20,712,543	(22,722,337)	(1,690)	1,600	3,551,555	4,262
Invesco Treasury Portfolio, Institutional Class	8,321,770	33,140,069	(36,355,739)	-	-	5,106,100	1,282
Total	$21,164,758	$82,850,172	$(90,889,347)	$(1,690)	$1,600	$13,125,493	$7,048

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Value Opportunities Fund